INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2014
Intangible Assets and Related Accumulated Amortization

Intangible assets and the related accumulated amortization and impairment loss are summarized as follows:

	As of December 31, 2013,
	Cost or fair value at acquisition	Accumulated amortization	Impairment	Net value
	RMB	RMB	RMB	RMB
Computer software	5,152	(2,029)	(2,613)	510
Mobile games and platforms	66,203	(47,852)	—	18,351
Acquired customer relationships	43,234	(16,763)	—	26,471
Mobile game licenses	45,998	(4,868)	—	41,130
Mobile game product development costs	2,679	(2,250)	—	429

Total	163,266	(73,762)	(2,613)	86,891

	As of December 31, 2014,
	Cost or fair value at acquisition	Accumulated amortization	Impairment	Net value	Net value
	RMB	RMB	RMB	RMB	US$
Computer software	2,793	(2,186)	—	607	98
Mobile games and platforms	87,337	(60,801)	—	26,536	4,277
Acquired customer relationships	43,234	(26,058)	—	17,176	2,768
Mobile game licenses	202,728	(39,606)	—	163,122	26,290
Mobile game product development costs	6,888	(3,467)	—	3,421	551
Domain name	2,830	(1,132)	—	1,698	274

Total	345,810	(133,250)	—	212,560	34,258

Estimated Annual Amortization Expenses

The estimated annual amortization expenses for each of the five succeeding fiscal years are as follows:

	RMB	US$
2015	75,434	12,157
2016	53,910	8,689
2017	33,370	5,378
2018	25,761	4,152
2019	21,405	3,450
Thereafter	2,680	432

Total	212,560	34,258